SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Share Capital
SHARE CAPITAL

16	SHARE CAPITAL

	2025	2024
	USD	USD
Paid up capital:

132,425,321 ordinary shares (2024: 132,425,321 ordinary shares):
At January 1 and December 31	132,425	132,425

As of December 31, 2025, the Company is authorized to issue a maximum of 8,000,000,000 shares and paid up 132,425,321 ordinary shares with a par value of USD0.001. The currently issued 132,425,321 Ordinary Shares be and are re-designated and re-classified into (i) 92,932,850 Class B Ordinary Shares with 50 votes per share and (ii) 39,492,471 Class A Ordinary Shares with 1 vote per share. The remaining authorized but unissued 7,867,574,679 Ordinary Shares be and are re-designated and re-classified into (i) 7,480,507,529 Class A Ordinary Shares and (ii) 387,067,150 Class B Ordinary Shares.

As of December 31, 2024, the Company is authorized to issue a maximum of 200,000,000 shares and paid up 132,425,321 ordinary shares with a par value of USD0.001. Each paid up ordinary share carries one vote and carry a right to dividends as and when declared by the Company.

Details of share option scheme issued by the Group is described in note 22.